SCHEDULE OF INVESTMENTS (000)*

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 1.5%

Banco do Brasil SA1	77,900	$462

CPFL Energia S.A.	32,500	184

IRB Brasil Resseguros SA	28,900	59

JBS SA	147,700	580

Lojas Renner SA	20,322	158

Petrobras Distribuidora SA	97,600	386

Qualicorp Consultoria e Corretora de Seguros SA	34,600	186

Vale SA, Class B ADR[1]	54,741	564

		2,579

China — 12.3%

Agile Property Holdings Ltd.	100,000	119

Alibaba Group Holding Ltd. ADR[1]	15,271	3,294

Anhui Conch Cement Co. Ltd., Class H	126,677	858

Baidu Inc. ADR[1]	3,353	402

Bank of China Ltd., Class H	2,203,000	816

China Communications Construction Co. Ltd., Class H	276,000	157

China Construction Bank Corp., Class H	2,050,401	1,668

China Everbright International Ltd.	96,000	51

China Lumena New Materials Corp.[1,2,3]	4,900	—

China Mobile Ltd.	60,516	409

China Mobile Ltd. ADR	2,835	95

China Petroleum & Chemical Corp., Class H	916,000	383

China Railway Construction Corp. Ltd., Class H	219,500	174

China Railway Group Ltd., Class H	295,000	152

China Telecom Corp. Ltd., Class H	368,000	103

Daqo New Energy Corp. ADR[1]	3,884	288

Dongfeng Motor Group Co. Ltd., Class H	170,000	102

Fosun International Ltd.	170,000	218

Guangzhou R&F Properties Co. Ltd., Class H	237,200	279

JD.com Inc. ADR[1]	15,800	951

JinkoSolar Holding Co. Ltd. ADR[1]	8,159	145

JOYY Inc. ADR[1]	3,377	299

Kweichow Moutai Co. Ltd., Class A	4,398	913

KWG Property Holding Ltd.[1]	209,904	357

Lenovo Group Ltd.	324,000	181

NetEase Inc. ADR	1,100	472

New Oriental Education & Technology Group ADR[1]	3,584	467

Nine Dragons Paper Holdings Ltd.	83,000	76

PICC Property & Casualty Co. Ltd., Class H	160,000	133

Ping An Insurance Group Co. of China Ltd., Class H	83,006	827

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,839	161

Shenzhen Overseas Chinese Town Co. Ltd., Class A	360,100	310

Shimao Group Holdings Ltd.	143,500	613

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Sinopharm Group Co. Ltd., Class H	86,400	$222

Tencent Holdings Ltd.	60,331	3,866

Vipshop Holdings Ltd. ADR[1]	35,800	713

Wuliangye Yibin Co. Ltd., Class A	24,900	605

Xinyi Glass Holdings Ltd.	98,000	121

Yum China Holdings Inc.	12,835	617

Zhejiang Expressway Co. Ltd., Class H	200,000	142

		21,759

Finland — 0.1%

Wartsila OYJ Abp	28,709	238

France — 7.4%

Air France-KLM[1]	184,338	837

Airbus SE1	20,395	1,461

ArcelorMittal S.A.[1]	59,460	630

BNP Paribas SA1	77,423	3,093

Carrefour SA	89,578	1,389

Danone SA	24,534	1,703

Sanofi-Aventis SA	13,433	1,370

Total SA	51,620	1,991

Valeo S.A.	1,743	46

Vinci S.A.	5,684	527

		13,047

Germany — 14.6%

Allianz SE	8,180	1,672

BASF SE	83,451	4,687

Bayer AG	34,271	2,540

Deutsche Post AG1	89,795	3,297

Infineon Technologies AG	145,294	3,405

Linde PLC	11,142	2,360

RWE AG	21,926	768

SAP SE	20,331	2,842

Siemens AG	35,181	4,149

		25,720

India — 2.3%

Aurobindo Pharma Ltd.	21,325	218

Biocon Ltd.[1]	25,039	129

Dr Reddy’s Laboratories Ltd. ADR	5,633	298

HCL Technologies Ltd.	51,549	380

HDFC Bank Ltd. ADR	4,100	186

Hindalco Industries Ltd.	94,927	186

Hindustan Petroleum Corp. Ltd.	49,410	142

Hindustan Unilever Ltd.	15,875	459

ICICI Bank Ltd. ADR[1]	53,920	501

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)

Indian Oil Corp. Ltd.	204,417	$232

Jubilant Foodworks Ltd.	5,547	127

Larsen & Toubro Ltd.	9,535	120

Oil & Natural Gas Corp. Ltd.	152,840	166

REC Ltd.	118,809	171

Tata Consultancy Services Ltd.	11,395	314

Tata Steel Ltd.	70,159	307

Vedanta Ltd.	56,725	81

		4,017

Indonesia — 0.1%

Indofood Sukses Makmur Tbk PT	531,556	244

Ireland — 1.5%

Ryanair Holdings PLC ADR[1]	40,703	2,700

Italy — 3.5%

Enel SpA	114,274	988

UniCredit SpA[1]	555,650	5,128

		6,116

Japan — 7.3%

Fanuc Corp.	20,600	3,693

Komatsu Ltd.	40,200	823

Murata Manufacturing Co. Ltd.	42,600	2,511

Sompo Holdings Inc.	12,800	441

Sumitomo Mitsui Financial Group Inc.	63,100	1,781

Takeda Pharmaceutical Co. Ltd.	101,600	3,650

		12,899

Malaysia — 0.6%

AirAsia Group Bhd[1]	323,500	67

Malayan Banking Bhd	189,214	332

Tenaga Nasional Bhd	29,600	80

Top Glove Corp. BHD	139,000	525

		1,004

Mexico — 0.2%

Gruma SAB de CV, Class B	5,588	60

Grupo Financiero Banorte SAB de CV, Class [1]	92,960	322

		382

Netherlands — 3.1%

Akzo Nobel NV	28,877	2,594

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Netherlands — (continued)

ING Groep NV1	412,408	$2,875

		5,469

Peru — 0.2%

Credicorp Ltd.	2,612	349

Poland — 0.2%

PGE Polska Grupa Energetyczna SA1	49,481	87

Powszechny Zaklad Ubezpieczen SA	33,350	245

		332

Qatar — 0.1%

Qatar National Bank QPSC	17,226	83

Russia — 1.6%

Gazprom PJSC ADR	111,321	601

Lukoil PJSC ADR	11,575	861

MMC Norilsk Nickel PJSC ADR	16,355	427

Mobile TeleSystems PJSC ADR	33,601	309

Sberbank of Russia PJSC ADR	58,077	660

		2,858

South Africa — 0.4%

Absa Group Ltd.	40,315	199

African Rainbow Minerals Ltd.	7,059	69

Barloworld Ltd.	19,645	78

Exxaro Resources Ltd.	11,549	88

Sibanye Stillwater Ltd.[1]	145,147	315

		749

South Korea — 4.2%

Daelim Industrial Co. Ltd.	1,304	90

Fila Holdings Corp.	5,528	163

Hana Financial Group Inc.	19,908	453

Hanwha Corp.	5,012	94

Hyosung Corp.	2,437	128

Hyundai Marine & Fire Insurance Co. Ltd.	3,599	69

KB Financial Group Inc.	17,461	494

Kia Motors Corp.	16,289	440

LG Corp.	3,787	226

LG Electronics Inc.	4,266	226

NAVER Corp.	1,300	292

POSCO	3,568	520

Samsung Electronics Co. Ltd.	63,767	2,823

SK Hynix Inc.	10,246	732

SK Telecom Co. Ltd.	2,000	352

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)

Woori Financial Group Inc.	28,012	$206

		7,308

Spain — 2.9%

Aena SME S.A.[1]	6,058	810

Amadeus IT Group S.A.	25,438	1,336

Banco Bilbao Vizcaya Argentaria S.A.	468,106	1,612

CaixaBank SA	650,420	1,391

		5,149

Sweden — 0.7%

Swedbank AB1	32,407	416

Volvo AB, Class B1	46,474	731

		1,147

Switzerland — 7.4%

ABB Ltd.	201,412	4,569

Cie Financiere Richemont SA	46,648	3,009

Novartis AG	43,447	3,785

Roche Holding AG	5,060	1,753

		13,116

Taiwan — 4.6%

Accton Technology Corp.	84,000	652

Arcadyan Technology Corp.	76,843	219

Compal Electronics Inc.	228,000	149

Compeq Manufacturing Co. Ltd.	175,000	286

FLEXium Interconnect Inc.	59,732	248

Fubon Financial Holding Co. Ltd.	237,396	355

HON HAI Precision Industry Co. Ltd.	198,292	582

Inventec Corp.	261,000	223

Lite-On Technology Corp.	122,896	194

MediaTek Inc.	41,000	811

Pegatron Corp.	61,938	135

Powertech Technology Inc.	147,000	536

Sino-American Silicon Products Inc.	108,000	350

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,586	2,645

WPG Holdings Ltd.	124,080	166

Yuanta Financial Holding Co. Ltd.	425,130	253

Zhen Ding Technology Holding Ltd.	81,000	355

		8,159

Thailand — 0.7%

Bangkok Dusit Medical Services PCL, Class F	183,000	134

Charoen Pokphand Foods PCL	535,400	552

Kiatnakin Bank PCL	82,900	108

Thanachart Capital	188,600	218

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Thailand — (continued)

Tisco Financial Group PCL	125,400	$283

		1,295

Turkey — 0.3%

Haci Omer Sabanci Holding AS	67,920	91

Tekfen Holding AS	85,355	212

Turkcell Iletisim Hizmetleri AS	82,078	196

		499

United Arab Emirates — 0.1%

DAMAC Properties Dubai Co. PJSC[1]	150,622	28

Dubai Islamic Bank PJSC	91,485	96

		124

United Kingdom — 15.2%

AstraZeneca PLC	16,467	1,714

Aviva PLC	544,378	1,845

Balfour Beatty PLC[1]	415,504	1,338

Barclays PLC	2,231,468	3,148

BP PLC	444,243	1,702

British American Tobacco PLC	89,810	3,444

Coca-Cola European Partners PLC	20,708	782

Compass Group PLC	94,899	1,306

International Consolidated Airlines Group S.A.	143,314	395

Johnson Matthey PLC	39,719	1,034

Micro Focus International PLC	115,440	616

Prudential PLC	142,496	2,147

RELX PLC	85,586	1,981

Rolls-Royce Group PLC[1]	652,133	2,302

Vodafone Group PLC	1,554,750	2,472

WH Smith PLC	46,120	628

		26,854

Total Common Stock

(Cost $179,837) — 93.1%		164,196

PREFERRED STOCK

Germany — 3.1%

Volkswagen AG‡	36,626	5,567

Total Preferred Stock

(Cost $6,191) — 3.1%		5,567

PREFERENCE STOCK

Brazil — 0.6%

Cia Brasileira de Distribuicao	20,100	264

Cia Paranaense de Energia	16,400	185

Itausa S.A.	328,856	584

		1,033

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — 0.2%

LG Chemical Ltd.	1,593	$335

Total Preference Stock

(Cost $1,881) — 0.8%		1,368

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.090%**	4,250,810	4,251

Total Short-Term Investment

(Cost $4,251) — 2.4%		4,251

Total Investments — 99.4%

(Cost $192,160)		175,382

Other Assets in Excess of Liabilities — 0.6%		993

Net Assets — 100.0%		$176,375

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2020 was $– and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2020 was $– and represented 0.0% of net assets.

ADR American depository Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2020 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$2,579	$—	$—		$2,579
China	7,743	14,016	—	^	21,759
Finland	—	238	—		238
France	46	13,001	—		13,047
Germany	—	25,720	—		25,720
India	985	3,032	—		4,017
Indonesia	—	244	—		244
Ireland	2,700	—	—		2,700
Italy	—	6,116	—		6,116
Japan	—	12,899	—		12,899
Malaysia	—	1,004	—		1,004
Mexico	382	—	—		382
Netherlands	—	5,469	—		5,469
Peru	349	—	—		349
Poland	—	332	—		332
Qatar	—	83	—		83
Russia	309	2,549	—		2,858
South Africa	—	749	—		749
South Korea	—	7,308	—		7,308
Spain	—	5,149	—		5,149
Sweden	—	1,147	—		1,147
Switzerland	—	13,116	—		13,116
Taiwan	2,645	5,514	—		8,159
Thailand	—	1,295	—		1,295
Turkey	—	499	—		499
United Arab Emirates	—	124	—		124
United Kingdom	782	26,072	—		26,854

Total Common Stock	18,520	145,676	—		164,196

Preferred Stock	—	5,567	—		5,567

Preference Stock
Brazil	1,033	—	—		1,033
South Korea	—	335	—		335

Total Preference Stock	1,033	335	—		1,368

Short-Term Investment	4,251	—	—		4,251

Total Investments in Securities	$23,804	$151,578	$—		$175,382

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2200